August 15, 2005
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	AssetMark Funds (the “Registrant”)
1933 Act Registration No. 333-53450
1940 Act Registration No. 811-10267
Dear Sir or Madam:
Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Registrant hereby submits Post-Effective Amendment No. 5 to the Registrant’s Registration Statement primarily for the purpose of adding new disclosures required under SEC Release No. 33-8408. Pursuant to Rule 485(a)(1), the Registrant anticipates that this filing will be effective sixty days after filing.
Please note that the Registrant will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to incorporate any comments made by the Commission on the 485(a) filing, update missing information, make any additional updates that are of a non-material nature and file updated exhibits to the Registration Statement.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5348.
Very truly yours,

/s/ Angela L. Pingel
Angela L. Pingel
For U.S. BANCORP FUND SERVICES, LLC

Enclosures